FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair values and fair value hierarchy of financial instruments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets transfer from Level 1 into 2	€ 0
Financial assets transfer from Level 2 into 1	0
Financial liabilities transfer from Level 1 into 2	0
Financial liabilities transfer from Level 2 into 1	0
Financial assets transfers into Level 3	0
Financial assets transfers out of Level 3	0
Financial Liabilities transfers into Level 3	0
Financial Liabilities transfers out of Level 3	0
Loss on remeasurement of deferred and contingent consideration	0	€ 9,276,000
Gain on remeasurement of employee obligations	44,000	0
Financial liabilities at fair value | Deferred and contingent consideration
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities		11,521,000
Financial liabilities at fair value | Deferred and contingent consideration | Level 1
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities		11,521,000
Financial liabilities at fair value | Other liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	36,000
Financial liabilities at fair value | Other liabilities | Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	36,000
Fair value through other comprehensive income | Other liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	148,000
Fair value through other comprehensive income | Other liabilities | Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	148,000
Financial assets at fair value | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	16,006,000	26,102,000
Financial assets at fair value | Cash and cash equivalents | Level 1
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	16,006,000	26,102,000
Financial assets at fair value | Consideration receivable
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	56,000	192,000
Financial assets at fair value | Consideration receivable | Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	€ 56,000	€ 192,000